LAND USE RIGHT, NET	12 Months Ended
Dec. 31, 2011
LAND USE RIGHT, NET

6. LAND USE RIGHT, NET

Land use rights represent fees paid to obtain the right to use certain lands over periods specified in the land use right certificate of 50 years or the remaining term in the certificate from the acquisition of the land use right.

	As of December 31,
	2010	2011
Land use right	4,381,150	6,927,438
Less: accumulated amortization	(160,642)	(293,484)

	4,220,508	6,633,954

Amortization expenses were US$70,822, US$85,758 and US$121,541 for the years ended December 31, 2009, 2010 and 2011, respectively. As of December 31, 2011, estimated amortization expense in each of the next five years is US$140,908, respectively.